UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

                         (Address of principal executive offices)

                      (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund

		Schedule of Investments
	February 28, 2009 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
300	Potash Corp. of Saskatchewan, Inc. (Canada) +	$ 25,191	1.82%

Biotechnology
500	Genentech, Inc. *	42,775	3.09%

Bituminous Coal & Lignite Mining
1,750	Peabody Energy Corp.	41,423	2.99%

Copper Mining & Processing
1,500	Freeport-McMoRan Copper & Gold Inc.	45,630
110,000	Global Hunter Corp. * (Canada)	4,730
		50,360	3.64%

Crude Petroleum & Natural Gas
212,200	Continental Energy Corp. * (Canada)	23,342
23,500	Dejour Enterprises Ltd. * (Canada)	6,580
		29,922	2.16%

Drug Delivery Systems
40,000	Delcath Systems Inc. *	58,000	4.19%

Generic Drugs
4,500	3SBio Inc. * (China) **	22,500
2,050	Teva Pharmaceutical Industries Ltd. ** (Israel)	91,389
		113,889	8.22%

Industrial Metals & Minerals
50,000	Avalon Rare Metals Inc. * (Canada)	23,600
200,000	Aztec Metals Corp. * (Canada)	8,000
20,000	Canadian Royalties Inc. * (Canada)	4,400
375,000	Goldbrook Ventures * (Canada)	25,125
		61,125	4.41%

Oil & Gas Income Trusts
6,700	Daylight Resources Trust (Canada)	33,594
2,400	Crescent Point Energy Trust (Canada)	44,498
		78,092	5.64%

Precious Metals Mining & Processing
35,000	Avion Resources Corp. * (Canada)	5,355
300,000	Avion Resources Corp. * (Restricted) (Canada)	41,400
102,000	Canarc Resources Corp. * (Canada)	6,018
17,000	Caza Gold Corp. * (Canada)	-
40,000	Claude Resources Inc. * (Canada)	26,400
30,000	Exeter Resource Corp. * (Canada)	67,500
20,000	Fronteer Development Group Inc. * (Canada)	49,000
10,000	NovaGold Resources Inc. * (Canada)	28,600
10,000	Seabridge Gold Inc. * (Canada)	169,300
		393,573	28.42%

Solar Cell Manufacturing
10,000	JA Solar Holdings Co., Ltd. * (China) +	20,300	1.47%

Services - Business Services
15,000	CounterPath Corp. * (Canada)	4,050	0.29%

Services - Computer Processing & Data Preparation
15,000	Zix Corp. *	14,700	1.06%

Silver Mining and Processing
20,000	Endeavour Silver Corp. * (Canada)	26,000
10,000	Hecla Mining Company	15,200
7,000	Silver Wheaton Corp. * (Canada)	46,830
		88,030	6.36%

Surgical & Medical Instruments
1,500	Covidien, Ltd. (Bermuda)	47,505	3.43%

Uranium Mining & Exploration
2,000	Cameco Corp. (Canada)	29,160
135,000	Uranium Energy Corp. *	63,450
		92,610	6.69%

Utilities & Power Producers
4,300	Calpine Corporation *	24,209
4,000	NorthWestern Corp.	81,960
		106,169	7.66%

Wholesale - Petroleum Distribution
2,525	Aegean Marine Petroleum Network Inc. (Greece)	41,410	2.99%

Total for Common Stock (Cost - $2,257,528)		1,309,124	94.53%

REAL ESTATE INVESTMENT TRUSTS
20,000	Ashford Hospitality Trust Inc.	20,000
6,200	Prime Group Realty - Pfd. B	16,430
Total for Real Estate Investment Trusts (Cost - $262,130)		36,430	2.63%

WARRANTS
12,500	Avalon Rare Metals Inc. * (expires 5-22-2009) (a)	-
17,500	Avion Resources Corp. * (expires 5-8-2010) (b)	-
150,000	Avion Resources Corp. (Restricted) * (expires 7-12-2010) (c)	-
100,000	Aztec Metals Corp. * (expires 2-6-2010) (d)	-
55,000	Global Hunter Corp. * (expires 8-23-2009) (e)	-
375	Uranium Energy Corp. * (expires 4-11-2010) (f)	-
375	Uranium Energy Corp. * (expires 5-11-2010) (g)	-
375	Uranium Energy Corp. * (expires 6-11-2010) (h)	-
5,000	Uranium Energy Corp. * (expires 7-7-2010) (i)	-
Total for Warrants (Cost - $0)		-	0.00%

Cash Equivalents
52,378	Huntington Bank Money Market Fund IV 0.02% ***	52,378	3.78%
	(Cost - $52,378)

	Total Investments	1,397,932	100.94%
	(Cost - $2,572,036)

	Liabilities in Excess of Other Assets	(12,983)	-0.94%

	Net Assets	$ 1,384,949	100.00%

Encompass Fund

	Schedule of Written Options
	February 28, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Put

Calpine Corporation	700	1,085
March 2009 Puts @ 7.50

Potash Corp. of Saskatchewan, Inc. (Canada)	300	570
March 2009 Puts @ 70.00

Total (Premiums Received $2,115)		$ 1,655

Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Potash Corp. of Saskatchewan, Inc. (Canada)
March 2009 Calls @ 95.00	300	$ 810

Total (Premiums Received $597)		$ 810

* Non-Income producing securities during the period.
** ADR; American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at February 28th, 2009.
+ Portion or all of the security is pledged as collateral for call and put options written.
The accompanying notes are an integral part of these financial statements.
(a) Avalon Rare Metals warrants expire May 22, 2009,with an exercise price of $2.00 Canadian
(b) Avion Resources Corp. warrants expire May 5, 2010, with an exercise price of $0.65 Canadian
(c) Avion Resources Corp. (Restricted) warrants expire July 12, 2010, with an exercise price of $0.10 Canadian.
(d) Aztec Metals Corp. warrants expire February 6, 2010 with an exercise price of $.075 Canadian
(e) Global Hunter Corp. warrants expire August 23, 2009, with an exercise price of $0.60 Canadian.
(f) Uranium Energy Corp. warrants expire April 11, 2010, with an exercise price of $4.25
(g) Uranium Energy Corp. warrants expire May 11, 2010, with an exercise price of $4.25
(h) Uranium Energy Corp. warrants expire June 11, 2010, with an exercise price of $4.25
(i) Uranium Energy Corp. warrants expire July 7, 2010, with an exercise price of $3.10

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2009 was $2,572,036, and premiums received from options written was $2,712.

At February 28, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $107,030

    ($1,280,887)                                 ($1,173,857)

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar         characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being       valued, securities are valued at fair value as determined in good faith by the Adviser, in      conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other   pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each   individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (“SFAS”) No. 157 "Fair Value Measurements," effective June 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities. The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs of Assets	Investments in Securities
Level 1 – Quoted Prices	$1,348,532
Level 2 –Significant Other Observable Inputs	41,400
Level 3 –Significant Unobservable Inputs	8,000
Total	$1,397,932

Valuation Inputs of Liabilities	Investments in Securities
Level 1 – Quoted Prices	$2,475
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$2,475

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:             4/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:             4/28/09

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:             4/28/09